CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CASH AND CASH EQUIVALENTS
current accounts	$ 46,675	$ 55,258
deposit accounts (with a maturity of 3 months or less at inception)	2,131	2,559
Balances with banks	48,806	57,817
Cash in hand	25	25
Cash and cash equivalents	$ 48,831	$ 57,842	$ 21,870	$ 8,873